General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
General Information and Basis of Presentation
1. General Information and Basis of Presentation

General Information

Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a core business of owning and operating a fleet of liquefied gas carriers. As of June 30, 2024, the Company owned and operated 56 gas carriers (the “Vessels”) each having a cargo capacity of between 3,770 cbm and 38,000 cbm, of which 25 were ethylene and ethane-capable vessels.

The Company entered into a joint venture (the “Navigator Greater Bay Joint Venture”) with Greater Bay Gas Co. Ltd. (“Greater Bay Gas”) in September 2022, which joint venture entity has acquired two 17,000 cbm, 2018-built ethylene-capable liquefied gas carriers and three 22,000 cbm, 2019-built ethylene capable liquefied gas carriers. The vessels are currently commercially managed through the in-house Luna Pool and technically managed by a third party, PG Shipmanagement of Singapore.

The Company owns a 50% share, through a joint venture (the “Export Terminal Joint Venture”), of an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel ( the “Ethylene Export Terminal”), capable of exporting in excess of one million tons of ethylene per year.

Unless the context otherwise requires, all references in the consolidated financial statements to “our”,” we” and “us” refer to the Company.

Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and related Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, all adjustments consisting of normal recurring items, necessary for a fair statement of financial position, operating results and cash flows have been included in the unaudited interim condensed consolidated financial statements and related notes. The unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2023 included in our Annual Report on Form 20-F filed with the SEC on March 27, 2024 (the “2023 Annual Report”). The year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results for the six months ended June 30, 2024, are not necessarily indicative of results for the year ending December 31, 2024, or any other future periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and variable interest entities (“VIE”) for which the Company is a primary beneficiary and are also consolidated (please read Note 14—Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated on consolidation.

The results of operations are subject to seasonal and other fluctuations and are therefore not necessarily indicative of results that may otherwise be expected for the entire year.

Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after these financial statements are issued. As part of the assessment, management has considered the following:

•our current financial condition and liquidity sources, including current funds available and forecasted future cash flows;
•the severity and duration of any world events and armed conflicts, including the Russian-Ukraine war, conflicts in the Israel-Gaza region and the potential for broader conflict in the Middle East involving Iran and other nations, and associated repercussions to supply and demand for oil and gas and the economy generally as well as possible effects of trade disruptions;
•environmental regulations such as those affecting vessels' Energy Efficiency Existing Ship Index (“EEXI”); and
•the total capital contributions required for the Terminal Expansion Project (as defined below).
Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

In September 2025, which is outside the 12-month going concern period, the Company has debt obligations falling due, including a $210 million secured term facility with a balloon repayment of $136.0 million and the maturity of our unsecured 2020 Bonds in an amount of $91 million. The Company is planning to refinance the secured term facility and the 2020 Bonds, however if the Company’s refinancing efforts are not successful there could be a material adverse effect on the Company’s liquidity and its financial position.

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Company's 2023 Annual Report. There have been no material changes to these policies in the six months ended June 30, 2024.
Recent Accounting Pronouncements
New accounting standards issued as of June 30, 2024 may affect future reporting by Navigator Holdings Ltd. Refer to the Company's 2023 Annual Report for a comprehensive list of accounting pronouncements. There are no other new accounting pronouncements that are expected to have a material impact on the financial reporting by the Company for the six months ended June 30, 2024